Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Credit loss receivables from customer	$ 575,000		$ 223,000
Receivables from broker-dealers and clearing organizations	15,000
Deferred IPO costs			343,000
Allowance for expected credit losses on loan receivables	$ 410,000
Finite-lived intangible asset, useful life			2 years
Finite-lived intangible assets, amortization method	Accordingly, the trading platform system is amortized on a straight-line basis over two years.	Accordingly, the trading platform system is amortized on a straight-line basis over two years.
Contract liability			$ 120,000
Government subsidies	$ 3,000		49,000
Employment days	2 months	2 months
Employee contribution for MPF	5.00%	5.00%
MPF per month (in Dollars)		$ 1,500
MPF expenses	$ 38,000		31,000	29,000
Income tax temporary difference	$ 9,000		$ 16,000
Tax benefit percentage	50.00%	50.00%
Equity Method Investment [Member]
Summary of Significant Accounting Policies [Line Items]
Voting percentage			20.00%